19. Financial instruments (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional value
Exito group [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	(27)	20
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	(2)	20
Derivatives [member] | Fair value hedge [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	(10)	28
Derivatives [member] | USD - BRL [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 160
Due date	2020
Derivatives		16
Derivatives [member] | USD - BRL [member] | 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 50
Due date	2023
Derivatives	R$ (12)
Derivatives [member] | Interest rate - BRL [member] | 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 21
Due date	2026
Derivatives	R$ 2	2
Derivatives [member] | Interest rate - BRL [member] | 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 106
Due date	2027
Derivatives		10
Derivatives [member] | USD - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Due date	2020
Derivatives		20
Derivatives [member] | USD - COP [member] | 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 2
Due date	2022
Derivatives	R$ 1	1
Derivatives [member] | Interest rate - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 383,235
Due date	2021
Derivatives	R$ (2)	(1)
Derivatives [member] | Interest rate - COP [member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 132,917
Due date	2022
Derivatives	R$ (1)
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	(25)
Trade payables [member] | USD - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 55
Due date	2021
Derivatives	R$ (23)
Trade payables [member] | EUR - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 5
Due date	2021
Derivatives	R$ (2)